Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Rent expense		$ 200	$ 300
San Francisco Lease [Member]
Other Commitments [Line Items]
Expiration date	Sep. 30, 2017